Premises And Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Premises And Equipment [Abstract]
Summary Of Premises And Equipment

( In thousands)	Estimated Useful Life	2012	2011

Land		$29,383	$25,065
Buildings and improvements	10 to 30 yrs.	76,892	72,940
Equipment	3 to 7 yrs.	38,539	35,159
		144,814	133,164
Less: accumulated depreciation		(72,086)	(68,552)
		$72,728	$64,612